Lease Accounting - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash payments for operating leases	$ 2,449
Right-of-use assets obtained in exchange for operating lease liabilities	$ 3,199